Revenues and other income	12 Months Ended
Dec. 31, 2023
Revenues and other income
Revenues and other income

Note 19. Revenues and other income

	Year ended December 31,
(in thousands of euros)	2021	2022	2023
Revenue	4,194	12,179	17,477
Total revenues	4,194	12,179	17,477
Tax credits	4,069	5,863	5,333
Subsidies	8	10	9
Other	229	762	344
Total other income	4,307	6,635	5,686
Total revenues and other income	8,501	18,814	23,163

19.1. Revenues

Revenue is recognized under IFRS 15 – Revenue from contracts with customers (see Note 3.12 - Revenue). For the period ended December 31, 2023, €4,610 thousand were recognized on the CTTQ contract and €12,750 thousand on Hepalys contract.

Revenue recognition applied to CTTQ

Following the IFRS 15 analysis, three main distinct performance obligations have been identified under the license and collaboration agreement with CTTQ:

●	Transfer of Know-How: all data and information that is useful for the development, manufacture or commercialization of the licensed compound or licensed products in the field in the licensee territory. The transfer of know-how corresponds to a right-to-use license and the transfer of this license has been completed as of January 1, 2023. Revenue was recognized at that point in time (see below);
●	Development Services – Phase I: In the course of the development services to be completed during - Phase I, the Company provides development services in connection with the license, which is controlled by CTTQ since its transfer, for a certain period of time that will enhance it in the meantime. Based on the Company’s assessment of the nature of the services the development services – Phase I were determined to be a separate performance obligation as the promise is separately identifiable as part of the contract and CTTQ can benefit from the services together with the license that has already been transferred to it. CTTQ has access to the developments overtime and revenue is recognized accordingly (see below); and
●	Transfer of the manufacturing technology: this transfer gives CTTQ rights to the intellectual property, as such the transfer of the manufacturing technology is determined to be a license in the context of the agreement, in accordance with IFRS 15. The transfer of the manufacturing technology corresponds to a right-to-use license and the transfer of this license has not been completed as of December 31, 2022. Revenue will be recognized at the point in time at which the performance obligation will be fulfilled (see below).

Under the license, CTTQ is committed to make the following payments:

●	Upfront payment: Non-refundable upfront fee: $12.0 million;
●	Regulatory milestones: Development and regulatory milestone payments – six milestones, amounting up to $40 million in aggregate;
●	Commercial milestones: Sales-based milestone payments, divided into six successive targets and amounting up to $250 million in aggregate; and
●	Royalties: Sales-based royalties.

According to the contract the non-refundable upfront fee is due on the effective date as defined in the contract. The potential regulatory and commercial milestone payments may represent up to $290 million, in addition to the non-refundable upfront fee of $12 million. Revenue related to regulatory milestone will be recognized when achieved over the contract term until the obtention of the regulatory approval in Mainland China. Revenue related to commercial milestone will be recognized over the term of the contract when achieved, starting upon commercialization of the licensed products.

The consideration for the licensing contract consists of fixed and variable parts. The license contract in place provides distinct right-to-use licenses, therefore under IFRS 15 the fixed part of the consideration is recognized at the point in time when the licensee can direct the use and benefit from the license. For any variable consideration revenue is recognized at the point in time when the variable constraint is removed. Sales-based royalties revenue is recognized at the later when (i) the subsequent sale occurs and (ii) the performance obligation has been satisfied.

Under IFRS 15, the allocation and recognition of revenue was determined as follows based on the stand alone selling price of each of the performance obligations:

●	The $12.0 million upfront payment was allocated to the license, the development services and the transfer of manufacturing technology; The allocation of the transaction price to each performance obligation has been performed by determining the stand alone selling price of the development services and the transfer of manufacturing technology and the allocation to the license was determined on the residual method. In 2022, revenue is recognized for the existing know how transferred to CTTQ and overtime for the % completion (input method) for the Phase I (Development Services) Revenue as of December 31, 2022, amounts to €12.1 million, including €12.0 million related to know how transfer.
●	Regulatory and commercial milestones payments whose payment depends on the achievement of certain technical, regulatory or commercial events, as provided in the contract, are variable compensation that will be recognized as revenue if and when the milestones are met.

The Company invoiced CTTQ for $2.1 million on May 22, 2023 (the total invoice corresponds to the milestone payment of $2 million following the IND approval from the NMPA, and an additional billing of $0.1 million). On July 19, 2023, the Company received $1.9 million after deducting the withholding tax of $0.2 million[4].

The Company invoiced CTTQ for $3.2 million on December 12, 2023 (the total invoice corresponds to the milestone payment of $3 million following the randomization of the first patient in China, and an additional billing of $0.2 million). On December 29, 2023, the Company received $2.8 million after deducting the withholding tax of $0.3 million[5].

●	Royalties on commercial sales, if any, by CTTQ will be recognized as revenue when the underlying sales will be made, under the terms and timeframes set out in the agreement. No amounts were recognized in 2023.

This contract contains several performance obligations. As a result, the Company has ensured, as required by IFRS 15, that the revenue allocation of the transaction corresponds to the stand-alone selling price of each obligation.

Revenue recognition applied to Hepalys License Agreement

On September 20, 2023, the Company entered into the Hepalys License Agreement (see Note 1.2 – Significant events of 2023).

Following the analysis of the Hepalys License Agreement, the Company determined that the agreement is to be accounted as a contract with a customer in accordance with IFRS 15 – Revenue from contracts with customers (see Note 3.12 – Revenue).

Following the IFRS 15 analysis, one main performance obligation has been identified:

●	Transfer of the Company intellectual property: all data and information that is useful for exploiting of the licensed compound or licensed products in the field in the licensee territory. The transfer of know-how corresponds to a right-to-use license and the transfer of this license has been fully completed in the course of November 2023. Revenue is recognized at a point in time accordingly.

At the same time, the parties entered into a manufacture and supply agreement which relates to the supply of the licensed product in the course of the clinical study and for commercial purposes. A specific price is determined for the supply of licensed products. Management considers that the price is in accordance with the market practice and reflects a stand-alone selling price that is not part of the transaction price of the Hepalys License Agreement and does not give rise to a material right. As such management determines that no part of the transaction price determined should be allocated in regards of the Hepalys Clinical Supply Agreement.

When determining the transaction price of the Hepalys License Agreement as of December 31, 2023, management considered the payments which Hepalys is committed to make under the Hepalys License Agreement as well as non-cash consideration.

The payments under the Hepalys License Agreement are the following:

●	Upfront payment: Non-refundable upfront fee: $10 million;
●	Development milestones: Development milestone payments – four milestones, potentially amounting to up to $37.5 million in aggregate;
●	Commercial milestones: Sales-based milestone payments, divided into five successive targets and potentially amounting up to $193.6 million in aggregate; and
●	Royalties: Sales-based royalties.

[4].The Company invoiced €1.9 million on May 22, 2023 (corresponds to the milestone payment of €1.8 million euros, and an additional invoicing of €0.1 million) and received on July 19, 2023, €1.7 million after deduction of withholding tax for €0.2 million. The exchange rate on the invoice date was 1.082 dollar for one euro.

[5].The Company invoiced €2.9 million on December 12, 2023 (corresponds to the milestone payment of €2.8 million euros, and an additional invoicing of €0.1 million) and received on December 29, 2023, €2.6 million after deduction of withholding tax for €0.3 million. The exchange rate on the invoice date was 1.080 dollar for one euro.

According to the Hepalys License Agreement, the non-refundable upfront payment is due within thirty days after the effective date of the contract. The potential development and commercial milestone payments may represent up to $231 million, in addition to the non-refundable upfront fee of $10 million. Variable consideration related to development milestones is measured based on the achievement of the milestones over the term of the Hepalys License Agreement, meaning the receipt of the regulatory approval in Japan and South Korea, and will be included in the transaction price when the uncertainty will be resolved. Revenue related to commercial milestones will be recognized over the term of the Hepalys License Agreement when cumulative sales thresholds will be reached, starting upon the potential commercialization of the licensed products.

Management also identified non-cash consideration when determining the transaction price of the contract. In the framework of the Hepalys License Agreement, the Company entered into the Catalys Option Agreement to acquire 30% of the shares of Hepalys at an exercise price of ¥300 (equal to €1.90). Management determined that the option granted by Catalys is a non-cash consideration, for the Hepalys License Agreement, needs to be included when determining the transaction price and should be measured at fair value.

The consideration for the Hepalys License Agreement consists of fixed and variable components. The Hepalys License Agreement provides distinct right-to-use licenses. Therefore, under IFRS 15, the fixed part of the consideration is recognized at a point in time when the licensee can direct the use and benefit from the license. Estimated variable considerations for development milestones are included in the estimated transaction price when it is highly probable that the resulting revenue recognized would not have to be reversed in a future period. This is unlikely to be before each related milestone is achieved. This amount will be recognized as revenue when it is included in the transaction price. Estimated variable considerations for commercial milestones are included in the estimated transaction price only when the cumulative threshold specified in the contract has been reached and revenue is recognized at a point in time. Sales-based royalties’ revenue is recognized at the later when (i) the subsequent sale occurs and (ii) the performance obligation has been satisfied.

Consequently the transaction price (cash and non-cash considerations) is fully allocated to the license under the Hepalys License Agreement, and comprised the following:

●	The upfront payment of $10 million (equal to €9.3 million); and
●	The fair value of the option (non-cash consideration) amounting to $3.6 million (equal to €3.4 million, see Note 6. — Investments accounted for using the equity method).

Revenue recognition applied to AbbVie

In 2021, revenue amounted to €4.2 million and mainly corresponds to a milestone payment of €4.0 million to be received by the Company following the launch of the Phase IIb study on the cedirogant program, in accordance with the terms of the collaboration agreement between the Company and AbbVie. Since August 2018, the Company completed performance of its obligations with respect to the cedirogant program and AbbVie is responsible, at its sole cost and discretion, for all further development and commercialization activities. Consequently, in accordance with IFRS 15, this milestone payment was recognized for its entire amount as revenue as soon as it became highly probable that it would be obtained, i.e. as soon as the first patient was enrolled in the clinical trial. The Company received the payment from AbbVie on January 31, 2022 (see Note 1.3 - Significant events of 2022 and 2021).

On October 28, 2022, AbbVie announced its decision to stop the development of cedirogant (previously ABBV-157), as described in Note 1.3 - Significant events of 2022 and 2021.

19.2. Other income

Research tax credit

Tax credits are the 2023 CIR as of December 31, 2023, in the amount of €5.3 million. In 2022 and 2021, tax credits corresponded to the amount of research tax credit recorded for each period.